Equity Incentive Programs (Stock Options Narrative) (Details) (USD $)	0 Months Ended	12 Months Ended
	Nov. 18, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants in period, gross (in shares)		0
Compensation expense		10,800,000	10,100,000	12,700,000
Estimated future compensation expense		7,800,000
Performance Shares and Performance Share Units [Domain]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense		2,300,000	0
Stock Option Plan, Omnibus [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		4 years
Grants in period, gross (in shares)	3,571,652		448,154	451,029
Percentage of options vested, first anniversary date		0.00%
Percentage of options vested, second anniversary date		33.33%
Percentage of options vested, third anniversary date		33.33%
Percentage of options vested, fourth anniversary date		33.34%
Termination for Death [Member] | Stock Option Plan, Omnibus [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Earliest expiration period of award after event		24 months
Employment Terminated, Any Other Reason [Member] | Stock Option Plan, Omnibus [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Earliest expiration period of award after event		90 days
Termination for Retirement or Disability [Member] | Stock Option Plan, Omnibus [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Earliest expiration period of award after event		36 months
Annual Anniversary Grant Date of Award [Member] | Stock Option Plan, Omnibus [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Earliest expiration period of award after event		10 years